STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During the Development Stage	Total
Beginning Balance, Amount at May. 14, 2009
Common Stock Issued to Founder at $.0001 per share, May 15, 2009, Shares	3,600,000
Common Stock Issued to Founder at $.0001 per share, May 15, 2009, Amount	$ 360			$ 360
Common Stock Issued to Private Investors at $.001 per share, February 8, 2010, Shares	900,000
Common Stock Issued to Private Investors at $.001 per share, February 8, 2010, Amount	90	810		900
Net Income (Loss)			(29,955)	(29,955)
Ending Balance, Amount at Apr. 30, 2010	450	810	(29,955)	(28,695)
Ending Balance, Shares at Apr. 30, 2010	4,500,000
Net Income (Loss)			(32,840)	(32,840)
Ending Balance, Amount at Apr. 30, 2011	450	810	(62,795)	(61,535)
Ending Balance, Shares at Apr. 30, 2011	4,500,000
Net Income (Loss)			18,244	18,244
Ending Balance, Amount at Apr. 30, 2012	450	810	(44,551)	(43,291)
Ending Balance, Shares at Apr. 30, 2012				4,500,000
Net Income (Loss)			(42,102)	(42,102)
Ending Balance, Amount at Apr. 30, 2013	$ 450	$ 810	$ (86,653)	$ (85,393)
Ending Balance, Shares at Apr. 30, 2013	4,500,000			4,500,000